CONSOLIDATED PROFIT AND LOSS ACCOUNT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement
Sales from operations	€ 43,987	€ 69,881	€ 75,822
Other income and revenues	960	1,160	1,116
REVENUES AND OTHER INCOME	44,947	71,041	76,938
Purchases, services and other	(33,551)	(50,874)	(55,622)
Net (impairment losses) reversals of trade and other receivables	(226)	(432)	(415)
Payroll and related costs	(2,863)	(2,996)	(3,093)
Other operating income (expense)	(766)	287	129
Depreciation and amortization	(7,304)	(8,106)	(6,988)
Net (impairment losses) reversals of tangible and intangible assets and right-of-use assets	(3,183)	(2,188)	(866)
Write-off of tangible and intangible assets	(329)	(300)	(100)
OPERATING PROFIT (LOSS)	(3,275)	6,432	9,983
Finance income	3,531	3,087	3,967
Finance expense	(4,958)	(4,079)	(4,663)
Net finance income (expense) from financial assets held for trading	31	127	32
Derivative financial instruments	351	(14)	(307)
FINANCE INCOME (EXPENSE)	(1,045)	(879)	(971)
Share of profit (loss) from equity-accounted investments	(1,733)	(88)	(68)
Other gain (loss) from investments	75	281	1,163
INCOME (EXPENSE) FROM INVESTMENTS	(1,658)	193	1,095
PROFIT (LOSS) BEFORE INCOME TAXES	(5,978)	5,746	10,107
Income taxes	(2,650)	(5,591)	(5,970)
PROFIT (LOSS)	(8,628)	155	4,137
Attributable to Eni	(8,635)	148	4,126
Attributable to non-controlling interest	€ 7	€ 7	€ 11
Earnings per share ( per share)
Basic	€ (2.42)	€ 0.04	€ 1.15
Diluted	€ (2.42)	€ 0.04	€ 1.15
Related parties
Statement
Sales from operations	€ 1,164	€ 1,248	€ 1,383
Other income and revenues	35	4	8
Purchases, services and other	(6,595)	(9,173)	(8,009)
Net (impairment losses) reversals of trade and other receivables	(6)	28	26
Payroll and related costs	(36)	(28)	(22)
Other operating income (expense)	13	19	319
Finance income	114	96	115
Finance expense	€ (26)	€ (36)	€ (283)